Interim condensed consolidated statement of financial position - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 13,236,875	$ 12,336,115
Trade and other receivables	24,141,135	33,310,642
Inventories	11,368,526	10,202,448
Other financial assets	2,112,720	1,860,928
Tax assets	7,893,114	8,111,079
Other assets	3,210,123	2,769,029
Current Assets subtotal	61,962,493	68,590,241
Assets held for sale	135,735	24,865
Total current assets	62,098,228	68,615,106
Non-current assets
Trade and other receivables	30,289,298	29,781,088
Other financial assets	633,948	371,847
Investments in associates and joint ventures	8,583,051	8,418,632
Property, plant, and equipment	99,137,894	95,171,302
Natural and environmental resources	46,744,552	45,216,133
Right-of-use-assets	760,598	841,636
Intangibles	15,648,114	14,714,809
Tax assets	12,867,186	10,530,057
Goodwill	5,012,754	4,846,667
Other assets	1,709,143	1,633,813
Total non-current assets	221,386,538	211,525,984
Total assets	283,484,766	280,141,090
Current liabilities
Loans and borrowings	16,039,201	15,550,008
Trade and other payables	18,726,013	18,891,434
Provisions for employee benefits	2,859,345	3,059,204
Tax liabilities	1,450,519	2,869,225
Accrued liabilities and provisions	1,246,455	1,595,249
Other liabilities	1,538,925	1,599,443
Total current liabilities	41,860,458	43,564,563
Non-current liabilities
Loans and borrowings	98,980,365	90,265,519
Trade and other payables	14,654	27,280
Provisions for employee benefits	15,702,058	15,213,509
Tax liabilities	13,904,051	13,567,513
Accrued liabilities and provisions	15,172,220	14,547,391
Other liabilities	2,614,541	2,702,835
Total non-current liabilities	146,387,889	136,324,047
Total liabilities	188,248,347	179,888,610
Equity
Subscribed and paid in capital	25,040,067	25,040,067
Additional paid-in capital	6,607,699	6,607,699
Reserves	24,156,407	17,922,725
Other comprehensive income	9,422,910	8,674,648
Retained earnings	5,041,746	17,461,488
Equity attributable to the Company's shareholders	70,268,829	75,706,627
Non-controlling interest	24,967,590	24,545,853
Total equity	95,236,419	100,252,480
Total liabilities and equity	$ 283,484,766	$ 280,141,090